Pensions and Other Postretirement Benefits (Foreign Currency Risk Exposure) (Details) - Pension Plan [Member]	12 Months Ended
Dec. 31, 2023
Canadian Dollar [Member]
Defined Benefit Plan Disclosure [Line Items]
Currency risk percentage exposure	58.00%
U.S. Dollar [Member]
Defined Benefit Plan Disclosure [Line Items]
Currency risk percentage exposure	29.00%
European Currencies [Member]
Defined Benefit Plan Disclosure [Line Items]
Currency risk percentage exposure	7.00%
Japanese Yen [Member]
Defined Benefit Plan Disclosure [Line Items]
Currency risk percentage exposure	1.00%
Various Other Currencies [Member]
Defined Benefit Plan Disclosure [Line Items]
Currency risk percentage exposure	5.00%